Guarantor and Non-Guarantor Financial Statements - Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 25, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ (9,341)	$ 39,865	$ 51,842	$ 55,662
Cash flows from investing activities:
Acquisition of UCI International, Inc., net of cash acquired				(185,268)
Acquisition of Honeywell Automotive Parts Services (Shanghai) Co., Ltd. assets				(1,500)
Investment in subsidiaries
Capital expenditures	(1,571)	(40,619)	(36,786)	(24,675)
Proceeds from sale of property, plant and equipment		1,448	1,968	176
Decrease in restricted cash				16,290
Net cash used in investing activities	(1,571)	(39,171)	(34,818)	(194,977)
Cash flows from financing activities:
Issuances of debt			500	3,147
Debt repayments	(2,633)	(3,089)	(6,552)	(3,956)
Payment of deferred financing costs	(920)			(20,259)
Payment of debt commitment fees				(5,945)
Proceeds from exercise of stock options	1,077
Proceeds from Senior Secured Credit Facilities (net of original issue discount of $1,500)				298,500
Excess tax benefits from share-based payments	2,661
Issuance of Senior Notes				400,000
Repayment of 2010 Credit Facility				(423,938)
Redemption of Senior PIK Notes, including call premium and redemption period interest				(360,115)
Intercompany dividend received (paid)
Equity contribution			38	320,000
Change in intercompany indebtedness
Net cash (used in) provided by financing activities	185	(3,089)	(6,014)	207,434
Effect of exchange rate changes on cash	127	97	210	(422)
Net (decrease) increase in cash and cash equivalents	(10,600)	(2,298)	11,220	67,697
Cash and cash equivalents at beginning of period	200,330	78,917	67,697	200,330
Cash and cash equivalents at end of period	189,730	76,619	78,917	67,697
Eliminations [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities
Cash flows from investing activities:
Acquisition of UCI International, Inc., net of cash acquired
Acquisition of Honeywell Automotive Parts Services (Shanghai) Co., Ltd. assets
Investment in subsidiaries				320,000
Capital expenditures
Proceeds from sale of property, plant and equipment
Decrease in restricted cash
Net cash used in investing activities				320,000
Cash flows from financing activities:
Issuances of debt
Debt repayments
Payment of deferred financing costs
Payment of debt commitment fees
Proceeds from exercise of stock options
Proceeds from Senior Secured Credit Facilities (net of original issue discount of $1,500)
Excess tax benefits from share-based payments
Issuance of Senior Notes
Repayment of 2010 Credit Facility
Redemption of Senior PIK Notes, including call premium and redemption period interest
Intercompany dividend received (paid)
Equity contribution				(320,000)
Change in intercompany indebtedness
Net cash (used in) provided by financing activities				(320,000)
Effect of exchange rate changes on cash
Net (decrease) increase in cash and cash equivalents
Cash and cash equivalents at beginning of period
Cash and cash equivalents at end of period
Parent Guarantor UCI Holdings Limited [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities			(37)
Cash flows from investing activities:
Acquisition of UCI International, Inc., net of cash acquired
Acquisition of Honeywell Automotive Parts Services (Shanghai) Co., Ltd. assets
Investment in subsidiaries				(320,000)
Capital expenditures
Proceeds from sale of property, plant and equipment
Decrease in restricted cash
Net cash used in investing activities				(320,000)
Cash flows from financing activities:
Issuances of debt
Debt repayments
Payment of deferred financing costs
Payment of debt commitment fees
Proceeds from Senior Secured Credit Facilities (net of original issue discount of $1,500)
Issuance of Senior Notes
Repayment of 2010 Credit Facility
Redemption of Senior PIK Notes, including call premium and redemption period interest
Intercompany dividend received (paid)
Equity contribution			38	320,000
Change in intercompany indebtedness
Net cash (used in) provided by financing activities			38	320,000
Effect of exchange rate changes on cash
Net (decrease) increase in cash and cash equivalents			1
Cash and cash equivalents at beginning of period		1
Cash and cash equivalents at end of period		1	1
Issuer UCI International [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(8,427)	(55,539)	(24,688)	(56,800)
Cash flows from investing activities:
Acquisition of UCI International, Inc., net of cash acquired				(375,000)
Acquisition of Honeywell Automotive Parts Services (Shanghai) Co., Ltd. assets
Investment in subsidiaries
Capital expenditures
Proceeds from sale of property, plant and equipment
Decrease in restricted cash
Net cash used in investing activities				(375,000)
Cash flows from financing activities:
Issuances of debt
Debt repayments		(3,000)	(3,000)	(3,000)
Payment of deferred financing costs	(920)			(20,259)
Payment of debt commitment fees				(5,945)
Proceeds from exercise of stock options	1,077
Proceeds from Senior Secured Credit Facilities (net of original issue discount of $1,500)				298,500
Excess tax benefits from share-based payments	2,661
Issuance of Senior Notes				400,000
Repayment of 2010 Credit Facility
Redemption of Senior PIK Notes, including call premium and redemption period interest				(360,115)
Intercompany dividend received (paid)
Equity contribution				320,000
Change in intercompany indebtedness	5,609		89,237	(197,365)
Net cash (used in) provided by financing activities	8,427	(3,000)	86,237	431,816
Effect of exchange rate changes on cash
Net (decrease) increase in cash and cash equivalents		(58,539)	61,549	16
Cash and cash equivalents at beginning of period	17	61,565	16	17
Cash and cash equivalents at end of period	17	3,026	61,565	16
Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(865)	81,993	59,710	108,297
Cash flows from investing activities:
Acquisition of UCI International, Inc., net of cash acquired				180,086
Acquisition of Honeywell Automotive Parts Services (Shanghai) Co., Ltd. assets
Investment in subsidiaries
Capital expenditures	(1,430)	(33,077)	(29,136)	(21,172)
Proceeds from sale of property, plant and equipment		86	576	151
Decrease in restricted cash				16,290
Net cash used in investing activities	(1,430)	(32,991)	(28,560)	175,355
Cash flows from financing activities:
Issuances of debt			500
Debt repayments	(30)	(88)	(376)	(288)
Payment of deferred financing costs
Payment of debt commitment fees
Proceeds from exercise of stock options
Proceeds from Senior Secured Credit Facilities (net of original issue discount of $1,500)
Excess tax benefits from share-based payments
Issuance of Senior Notes
Repayment of 2010 Credit Facility				(423,938)
Redemption of Senior PIK Notes, including call premium and redemption period interest
Intercompany dividend received (paid)		5,374	5,239	5,332
Equity contribution
Change in intercompany indebtedness	(8,472)	(1,802)	(87,167)	196,149
Net cash (used in) provided by financing activities	(8,502)	3,484	(81,804)	(222,745)
Effect of exchange rate changes on cash
Net (decrease) increase in cash and cash equivalents	(10,797)	52,486	(50,654)	60,907
Cash and cash equivalents at beginning of period	190,865	4,921	55,575	190,865
Cash and cash equivalents at end of period	180,068	57,407	4,921	55,575
Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(49)	13,411	16,857	4,165
Cash flows from investing activities:
Acquisition of UCI International, Inc., net of cash acquired				9,646
Acquisition of Honeywell Automotive Parts Services (Shanghai) Co., Ltd. assets				(1,500)
Investment in subsidiaries
Capital expenditures	(141)	(7,542)	(7,650)	(3,503)
Proceeds from sale of property, plant and equipment		1,362	1,392	25
Decrease in restricted cash
Net cash used in investing activities	(141)	(6,180)	(6,258)	4,668
Cash flows from financing activities:
Issuances of debt				3,147
Debt repayments	(2,603)	(1)	(3,176)	(668)
Payment of deferred financing costs
Payment of debt commitment fees
Proceeds from exercise of stock options
Proceeds from Senior Secured Credit Facilities (net of original issue discount of $1,500)
Excess tax benefits from share-based payments
Issuance of Senior Notes
Repayment of 2010 Credit Facility
Redemption of Senior PIK Notes, including call premium and redemption period interest
Intercompany dividend received (paid)		(5,374)	(5,239)	(5,332)
Equity contribution
Change in intercompany indebtedness	2,863	1,802	(2,070)	1,216
Net cash (used in) provided by financing activities	260	(3,573)	(10,485)	(1,637)
Effect of exchange rate changes on cash	127	97	210	(422)
Net (decrease) increase in cash and cash equivalents	197	3,755	324	6,774
Cash and cash equivalents at beginning of period	9,448	12,430	12,106	9,448
Cash and cash equivalents at end of period	$ 9,645	$ 16,185	$ 12,430	$ 12,106